Other financial assets (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of financial assets [abstract]
Disclosure of detailed information about other financial assets [Table Text Block]
	Dec. 31, 2020	Dec. 31, 2019
Current
Derivative assets	$2,736	$1,712
Restricted cash	337	337
	3,073	2,049

Non-current
Investments at fair value through profit or loss	15,669	11,287
	$18,742	$13,336